Trade and other payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Trade and other current payables	$ 491,315,277	$ 515,522,729
Trade and other non-current payables	20,945	29,457
Trade Accounts Payable Withholdings	69,669,485	75,551,668
Trade Accounts Payable Withholdings Non Current	0	0
Suppliers [Member]
Statement [Line Items]
Trade and other current payables	420,602,049	438,852,587
Trade and other non-current payables	0	0
Notes payable [Member]
Statement [Line Items]
Trade and other current payables	1,043,743	1,118,474
Trade and other non-current payables	20,945	29,457
Trade an other current payables [Member]
Statement [Line Items]
Trade and other current payables	421,645,792	439,971,061
Trade and other non-current payables	20,945	29,457
Withholdings payable [Member]
Statement [Line Items]
Trade and other current payables	69,669,485	75,551,668
Trade and other non-current payables	0	0
Total trade and other current payables [Member]
Statement [Line Items]
Trade and other current payables	491,315,277	515,522,729
Trade and other non-current payables	$ 20,945	$ 0